Finance income and costs - Finance costs (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and costs
Interest accrued on bank loan	₽ (357,377)	₽ (559,527)	₽ (642,764)
Interest accrued on other loan		(6,391)	(1,562)
Interest accrued on non-convertible bonds	(12,543)
Interest accrued on lease liabilities	(26,334)	(32,941)
Other interest costs	(13,291)	(4,421)
Total finance costs	₽ (409,545)	₽ (603,280)	₽ (644,326)	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.